Consolidated Statement of Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	$ 3.38	$ 2.98	$ 2.74
Diluted earnings (loss) per share	$ 3.36	$ 2.96	$ 2.72
Weighted average number of ordinary shares outstanding	4,958,290,359	4,958,290,359	4,958,290,359
Adjusted weighted average number of ordinary shares outstanding	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	$ 3.38	$ 2.98	$ 2.74
Diluted earnings (loss) per share	$ 3.36	$ 2.96	$ 2.72
Weighted average number of ordinary shares outstanding	4,840,883,862	4,840,703,872	4,818,741,579
Adjusted weighted average number of ordinary shares outstanding	4,840,883,862	4,840,703,872	4,818,741,579
Adjusted weighted average number of ordinary shares outstanding	4,908,283,361	4,900,469,300	4,873,042,114